Basis of presentation	12 Months Ended
Dec. 31, 2023
Basis of Presentation [Abstract]
Basis of presentation	Basis of presentation
These consolidated financial statements are prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”) and were approved by our Board of Directors on February 14, 2024.
Figures have been rounded to millions of dollars to reflect the accuracy of the underlying balances and as a result certain tables may not add due to rounding impacts.
Assets and liabilities subject to transfer as a result of the pending sales of the Hinton pulp mill, Quesnel River Pulp mill, and Slave Lake Pulp mill have been presented as part of assets held for sale and liabilities held for sale respectively (see note 6) and are not included in the other December 31, 2023 balance sheet amounts presented throughout.
accounting policies
Material accounting policies that relate to the consolidated financial statements as a whole are incorporated in this note. Where a material accounting policy is applicable to a specific note disclosure, the policy is described within the respective note.
Basis of consolidation
These consolidated financial statements include the accounts of West Fraser and its wholly-owned subsidiaries after the elimination of intercompany transactions and balances.
Our material subsidiaries are West Fraser Mills Ltd. and Norbord Inc. Our 50%-owned joint operations, Alberta Newsprint Company and Cariboo Pulp & Paper Company, are accounted for by recognizing our share of the assets, liabilities, revenues, and expenses related to these joint operations.
Use of estimates and judgments
The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual amounts could differ materially from these and other estimates, the impact of which would be recorded in future periods. Management is also required to exercise judgment in the process of applying accounting policies. Information about the significant areas of estimation uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:
•Note 2 – Determination of functional currency
•Note 3 – Fair value of PPE and intangible assets acquired in business combinations
•Note 5 – Valuation of inventories
•Note 6 – Fair value less costs to sell of disposal group held for sale
•Note 7-9, 17 – Recoverability of PPE, timber licences, and other intangible assets
•Note 7 – Estimated useful lives of PPE
•Note 9 – Recoverability of goodwill
•Note 12 – Reforestation and decommissioning obligations
•Note 14 – Defined benefit pension plans
•Note 20 – Income taxes
•Note 26 – CVD and ADD duty dispute
Revenue recognition
Revenue is derived primarily from product sales and is recognized when a customer obtains control over the goods. The timing of transfer of control to customers varies depending on the individual terms of the sales contract and typically occurs when the product is loaded on a common carrier at our mill, loaded on an ocean carrier, or delivered to the customer. The amount of revenue recognized is net of our estimate for early payment discounts and volume rebates.
Revenue includes charges for freight and handling. The costs related to these revenues are recorded in freight and other distribution costs.
Reporting currency and foreign currency translation
The consolidated financial statements are presented in USD, which is determined to be the functional currency of our U.S. operations and the majority of our Canadian operations.
For these entities, all transactions not denominated in our U.S. functional currency are considered to be foreign currency transactions. Foreign currency denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date. Gains or losses on translation of these items are included in earnings and reported as Other income (expense). Foreign currency denominated non-monetary assets and liabilities, measured at historic cost, are translated at the rate of exchange at the transaction date.
Our European operations have British pound sterling and Euro functional currencies. Our Spray Lake lumber mill (note 3) and jointly-owned newsprint operation have Canadian dollar functional currency. Assets and liabilities of these entities are translated at the rate of exchange prevailing at the reporting date, and revenues and expenses at average rates during the period. Gains or losses on translation are included as a component of shareholders’ equity in Accumulated other comprehensive loss.
Impairment of capital assets
We assess property, plant and equipment, timber licences, and other definite-lived intangible assets for indicators of impairment at each reporting date and whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.
Impairment testing is applied to individual assets or cash generating units (“CGUs”), the smallest group of assets that generates cash inflows that are largely independent of the cash inflows of other assets or groups of assets. We have identified each of our mills as a CGU for impairment testing unless there is economic interdependence of CGUs, in which case they are grouped for impairment testing.
When a triggering event is identified, the recoverability of an asset or CGU is assessed by comparing the carrying amount of the asset or CGU to the estimated recoverable amount, which is the higher of its estimated fair value less costs of disposal and its value in use.
Fair value less costs of disposal is determined by ascertaining the price that would be received to sell an asset in an orderly transaction between market participants under current market conditions, less incremental costs directly attributable to the disposal. Value in use is determined using a discounted cash flow model by measuring the pre-tax cash flows expected to be generated from the asset over its estimated useful life discounted by a pre-tax discount rate.
Where an impairment loss for an asset or CGU subsequently reverses, the carrying amount of the asset or CGU is increased to the lesser of the revised estimate of its recoverable amount and the carrying amount that would have been recorded had no impairment loss been previously recognized.
Fair value measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. Fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurement are observable and the significance of the inputs.
The three levels of the fair value hierarchy are:
Level 1
Values based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.
Level 2
Values based on inputs other than quoted prices that are observable for the asset or liability, directly or indirectly.
Level 3
Values based on valuation techniques that require inputs which are both unobservable and significant to the overall fair value measurement.
Application of new and revised accounting standards
We have adopted the amendments to IAS 1 Presentation of Financial Statements regarding the disclosure of material accounting policies, amendments to IAS 8 Changes in Accounting Estimates and Errors regarding the definition of accounting estimates, and amendments to IAS 12 Income Taxes regarding deferred tax related to assets and liabilities arising from a single transaction, which were effective for annual periods beginning on or after January 1, 2023. In addition, we have adopted the amendments to IAS 12 Income Taxes regarding relief from deferred tax accounting for top-up tax under Pillar Two, which was effective from May 23, 2023 onwards. These amendments did not have a material impact on our consolidated financial statements.
Accounting standards issued but not yet applied
Amendments to IAS 1, Presentation of Financial Statements
In January 2020, the IASB issued Classification of Liabilities as Current or Non-current (Amendments to IAS 1). The amendments clarify that the classification of liabilities as current or non-current should be based on rights that exist at the end of the reporting period. The amendments also clarify the definition of a settlement and provide situations that would be considered as a settlement of a liability. In October 2022, the IASB issued Non-current Liabilities with Covenants (Amendments to IAS 1). These further amendments clarify how to address the effects on classification and disclosure of covenants that an entity is required to comply with on or before the reporting date and covenants that an entity must comply with only after the reporting date. These amendments are effective for reporting periods beginning on or after January 1, 2024. These amendments are not expected to have a material impact on our consolidated financial statements.
There are no other standards or amendments or interpretations to existing standards issued but not yet effective that are expected to have a material impact on our consolidated financial statements.